EQUITY - Transactions with Non-controlling Interests (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 03, 2021	Apr. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Payable from acquisition of intangible, tangible & financial assets			$ 867	$ 847
Payable from acquisition of financial assets			115	359
Equity			$ 51,344	$ 40,237	$ 40,483	$ 44,108
Put option with ISP
Disclosure of subsidiaries [line items]
Equity	$ 119
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%		50.00%
Sonasid
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)			67.57%	67.57%
Proportion of ownership interest in subsidiary (in percent)			32.43%
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	64.86%		64.86%
AMSF
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		2.99%
Consideration payable		$ 328
Payable from acquisition of intangible, tangible & financial assets			$ 252
Payable from acquisition of financial assets				$ 235